REGULATORY CAPITAL MATTERS (Tables)	3 Months Ended
Dec. 31, 2013
REGULATORY CAPITAL MATTERS [Abstract]
Schedule of Actual and Required Capital Amount

							To Be Well
							Capitalized Under
			For Capital Adequacy				Prompt Corrective
	Actual		Purposes				Action Regulations
	Amount	Ratio	Amount		Ratio		Amount		Ratio
As of December 31, 2013:
Total Risk-Based Capital (to Risk-weighted Assets)	$48,796	32.12%	≥	$12,155	≥	8.00%	≥	$15,194	≥	10.00%
Tier I Capital (to Risk-weighted Assets)	$46,896	30.87%	≥	$6,077	≥	4.00%	≥	$9,116	≥	6.00%
Tier I Capital (to Adjusted Total Assets)	$46,896	16.16%	≥	$11,609	≥	4.00%	≥	$14,511	≥	5.00%

							To Be Well
							Capitalized Under
			For Capital Adequacy				Prompt Corrective
	Actual		Purposes				Action Regulations
	Amount	Ratio	Amount		Ratio		Amount		Ratio
As of September 30, 2013:
Total Risk-Based Capital (to Risk-weighted Assets)	$48,322	31.75%	≥	$12,177	≥	8.00%	≥	$15,221	≥	10.00%
Tier I Capital (to Risk-weighted Assets)	$46,409	30.49%	≥	$6,089	≥	4.00%	≥	$9,133	≥	6.00%
Tier I Capital (to Adjusted Total Assets)	$46,409	15.89%	≥	$11,679	≥	4.00%	≥	$14,599	≥	5.00%

							To Be Well
							Capitalized Under
			For Capital Adequacy				Prompt Corrective
	Actual		Purposes				Action Regulations
	Amount	Ratio	Amount		Ratio		Amount		Ratio
As of September 30, 2012:
Total Risk-Based Capital (to Risk-weighted Assets)	$45,499	29.29%	≥	$12,429	≥	8.00%	≥	$15,536	≥	10.00%
Tier I Capital (to Risk-weighted Assets)	$43,547	28.03%	≥	$6,214	≥	4.00%	≥	$9,322	≥	6.00%
Tier I Capital (to Adjusted Total Assets)	$43,547	13.78%	≥	$12,644	≥	4.00%	≥	$15,805	≥	5.00%